Statement of Shareholders' Equity (10-Q) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Comprehensive Income [Member]
Balance, beginning of year at Dec. 31, 2008		$ 3,834	$ 41,943,229	$ 3,028,744	$ 1,269,404	$ 13,050,030	$ 0
Issued during year		61	(61)
Treasury shares acquired and retired		(10)	(160,894)
Net income attributable to common shareholders	(4,290,247)			(4,290,247)			(4,290,247)
Unrealized holding income (loss) on securities net of noncontrolling and reclassification adjustment and taxes					(947,248)		(947,248)
Distributions						0
Gain attributable to noncontrolling interest						161,897
Balance, end of period at Dec. 31, 2009	54,058,739	3,885	41,782,274	(1,261,503)	322,156	13,211,927	(5,237,495)
Issued during year		0	0
Treasury shares acquired and retired		(37)	(349,638)
Net income attributable to common shareholders	7,596,575			7,596,575			7,596,575
Unrealized holding income (loss) on securities net of noncontrolling and reclassification adjustment and taxes					3,357,528		3,357,528
Distributions						(561,493)
Gain attributable to noncontrolling interest						1,026,083
Balance, end of period at Dec. 31, 2010	65,127,757	3,848	41,432,636	6,335,072	3,679,684	13,676,517	10,954,103
Issued during year	0	0	0	0	0	0	0
Treasury shares acquired and retired	(397,433)	(38)	(397,395)	0	0	0	0
Net income attributable to common shareholders	4,615,901
Unrealized holding income (loss) on securities net of noncontrolling and reclassification adjustment and taxes	226,417	0	0	0	226,417	0	226,417
Contributions	0	0	0	0	0	0	0
Distributions	0	0	0	0	0	0	0
Gain attributable to noncontrolling interest	2,244,541	0	0	0	0	2,244,541	0
Balance, end of period at Jun. 30, 2011	$ 71,817,183	$ 3,810	$ 41,035,241	$ 10,950,973	$ 3,906,101	$ 15,921,058	$ 4,842,318